Pensions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Participant	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pensions [Abstract]
Number of participants in benefit plan | Participant	12
Defined Benefit Pension Plan [Abstract]
Minimum age to be entitled to 70% of base salary at retirement date	67 years
Percentage of base salary entitled at retirement date	70.00%
Net liability for defined benefit pension	$ 662	$ 612	$ 420
Expected contribution towards pension plan in 2022	$ 340